Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our compensation and governance committee has adopted an equity award grant policy (the “Grant Policy”), that establishes the processes for granting stock options, restricted stock, RSUs and other equity-based awards to our executive officers and our employees. We have not granted stock options since fiscal 2022 and do not grant any other option-like awards. We exclusively grant RSUs and PSUs. Accordingly, we have not adopted a formal policy related to the timing of option awards in relation to the release of material nonpublic information and did not grant any stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day after the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information.
Our compensation and governance committee has delegated certain limited authority to an equity committee consisting of our CEO, Chief People Officer, CFO and CLO (the “equity committee”). Any two members of the equity committee may approve the grant of routine new hire, promotion, refresh and certain other equity awards to employees within equity guidelines that our compensation and governance committee reviews and approves from time to time and subject to other limitations and requirements. The equity committee may not grant equity awards to its own members, to employees who are subject to the reporting and other provisions of Section 16 of the Exchange Act or to employees with titles more senior than senior vice president.
In line with the Grant Policy, we generally grant RSUs and PSUs on a regularly-scheduled basis to enhance the effectiveness of our internal control over our equity award grant process. Grants of RSUs are generally made monthly and will be effective on the date such grant is approved by our compensation and governance committee or the equity committee, as applicable. From time to time, these committees may grant additional equity-based awards to existing employees for certain purposes, such as employee retention or recognition for significant accomplishments.
Our compensation and governance committee and equity committee do not take material nonpublic information into account when determining the timing and terms of any equity awards. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	we have not adopted a formal policy related to the timing of option awards in relation to the release of material nonpublic information and did not grant any stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day after the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our compensation and governance committee and equity committee do not take material nonpublic information into account when determining the timing and terms of any equity awards.
MNPI Disclosure Timed for Compensation Value	false